Note 14 - Goodwill (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
All cash-generating units [member]
Statement Line Items [Line Items]
Explanation of period over which management has projected cash flows	5
Average reduction rate, year one	20.00%
Discount rate applied to cash flow projections	18.60%	21.60%
RhythmOne [member]
Statement Line Items [Line Items]
Growth rate used to extrapolate cash flow projections	5.40%
Perk, Inc. [member]
Statement Line Items [Line Items]
Growth rate used to extrapolate cash flow projections	3.60%
RadiumOne, Inc. [member]
Statement Line Items [Line Items]
Growth rate used to extrapolate cash flow projections	6.20%
YuMe, Inc. [member]
Statement Line Items [Line Items]
Growth rate used to extrapolate cash flow projections	5.50%
Recoverable amount of asset or cash-generating unit	$ 15
YuMe, Inc. [member] | Bottom of range [member]
Statement Line Items [Line Items]
Discount rate applied to cash flow projections	4.20%
All cash-generating units under a terminal growth rate [member]
Statement Line Items [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%